Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Summary of Company's Financial Assets Measured At Fair Value On Recurring Basis
The following table presents the Company’s financial assets measured and recorded at fair value on a recurring basis using the above input categories as of March 26, 2022 and September 25, 2021 (in thousands):

	March 26, 2022				September 25, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$227,629	$—	$—	$227,629	$152,204	$—	$—	$152,204

Total assets	$227,629	$—	$—	$227,629	$152,204	$—	$—	$152,204

The following table presents the Company’s financial assets measured and recorded at fair value on a recurring basis using the above input categories as of September 25, 2021 and September 26, 2020 (in thousands):

	Year Ended
	September 25, 2021				September 26, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$152,204	$—	$—	$152,204	$51,874	$—	$—	$51,874

Total assets	$152,204	$—	$—	$152,204	$51,874	$—	$—	$51,874

SVF INVESTMENT CORP 3 [Member]
Fair Value, Assets Measured on Recurring Basis
March 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—US Treasury securities	$320,043,033	$—	$—
December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—US Treasury securities	$320,016,430	$—	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the hierarchy for three months ended March 31, 2022 and December 31, 2021.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account—US Treasury securities	$320,016,430	$—	$—